Summary of significant accounting policies (Details Textuals 3)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
PIS on cumulative method	0.65%
COFINS on cumulative method	3.00%
PIS on non cumulative method	1.65%
COFINS on non cumulative method	7.60%
ISS tax levied by municipalities minimum percentage	2.90%
ISS tax levied by municipalities Maximum percentage	5.00%